Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Oct. 01, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 1,661		$ 4,409		$ 5,276
Accounts receivable, net		26,003		27,717		9,037
Inventories		12,503		13,059		4,409
Prepaid expenses and other current assets		9,947		10,071		4,955
Total current assets		50,114		55,256		23,677
Long-term deposits						70
Restricted cash		3,758		3,907
Property and equipment, net		4,185		3,476		1,758
Operating lease right-of-use assets		1,465		2,182		826
Intangible assets, net				43,100		72
Other noncurrent assets		198		1,330
Long-term assets held for sale – discontinued operations		12,299		162,032
Total assets		72,019		228,183		26,403
Current liabilities:
Accounts payable		14,571		14,474		5,190
Accrued expenses and other current liabilities		26,674		19,830		9,347
SAFE agreements						6,397
Convertible notes, net						1,890
Notes payable, net		27,934	[1]	20,403	[1]	9,507
Deferred revenue, current		2,421		5,407		3,852
Short-term debt with CS Solis		29,194
Forward purchase agreement liabilities	[2]	6,586
Total current liabilities		107,380		60,114		43,003
Warranty provision, noncurrent		3,416		3,214		1,681
Warrant liability		10,240		14,152		1,129
Derivative liability						1,481
Long-term debt with CS Solis				25,204
Convertible notes, net, noncurrent				3,434
Convertible notes due to related parties, noncurrent				15,510
Deferred revenue, noncurrent		976
Operating lease liabilities, net of current portion		790		1,274		499
Total liabilities		122,802		122,902		47,793
Commitments and contingencies (Note 19)
Stockholders' (deficit) equity:
Common stock		7		3		1
Additional paid-in capital		276,438		190,624		34,504
Accumulated other comprehensive income		51		27
Accumulated deficit		(327,279)		(85,373)		(55,896)
Total stockholders' (deficit) equity		(50,783)		105,281		(21,390)
Total liabilities and stockholders' deficit		72,019		228,183		26,403
Related Party
Current liabilities:
Convertible notes, net, noncurrent						$ 6,820
Convertible notes due to related parties, noncurrent				$ 15,510

[1]	Includes $0.5 million and zero due to related parties as of October 1, 2023 and December 31, 2022, respectively.
[2]	Includes $5.6 million and zero of liabilities due to related parties as of October 1, 2023 and December 31, 2022, respectively.